Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2024	Dec. 31, 2023
Trade and other current payables [abstract]
Product development related expenses	SFr 8,092	SFr 2,801
Personnel related expenses	2,016	2,301
General and administration related expenses	2,547	765
Other payables	108	81
Total	SFr 12,763	SFr 5,948